Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 7:  Property, Plant and Equipment

Property, plant and equipment, net as of December 31, 2019 and 2018 consisted of the following.

	2019	2018
Land and land improvements	$33.7	$35.0
Buildings	135.0	140.8
Machinery and equipment	294.9	275.9
Tooling, dies, patterns, etc	68.7	61.7
Office furniture and equipment	40.9	40.1
Other	19.6	18.9
Construction in progress	32.2	34.2
	625.0	606.6
Accumulated depreciation	(298.4)	(250.0)
Property, plant and equipment, net	$326.6	$356.6